Note 3 - Summary of Significant Accounting Policy (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of the effect of adoption of new accounting pronouncuement [text block]
	2019
	Originally	Adjustment (i)	Restated
	Submitted

Net sales	52,599.7	(594.6)	52,005.1
Cost of sales	(21,678.2)	-	(21,678.2)
Gross profit	30,921.5	(594.6)	30,326.9

Other items, not restated	(15,724.7)	-	(15,724.7)
Other operating income/(expenses), net	878.1	594.6	1,472.7
Income from operations	16,074.9	-	16,074.9

Finance expenses	(4,748.4)	-	(4,748.4)
Finance income	1,638.9	-	1,638.9
Net finance result	(3,109.5)	-	(3,109.5)

Share of result of joint ventures	(22.3)	-	(22.3)
Income before income tax	12,943.1	-	12,943.1

Income tax expense	(754.7)	-	(754.7)
Net income	12,188.4	-	12,188.4

Attributable to:
Equity holders of Ambev	11,780.0	-	11,780.0
Non-controlling interests	408.4	-	408.4

Basic earnings per share - common - R$	0.7490	-	0.7490
Diluted earnings per share - common - R$	0.7423	-	0.7423

Disclosure of effect of changes in foreign exchange rates [text block]
			Closing rate			Average rate
Currency	Name	Country	2020	2019	2018	2020	2019	2018

CAD	Canadian Dollar	Canada	4.0791	3.1019	2.8431	3.8119	2.9651	2.8092
DOP	Dominican Peso	Dominican Republic	0.0891	0.0761	0.0770	0.0907	0.0769	0.0734
USD	US Dollar	Panamá and Cuba (i)	5.1967	4.0307	3.8748	5.1331	3.9410	3.6348
GTQ	Quetzal	Guatemala	0.6700	0.5245	0.5001	0.6641	0.5120	0.4837
ARS	Argentinean Peso	Argentina	0.0618	0.0673	0.1025	0.0736	0.0835	0.1371
BOB	Bolivian Peso	Bolivia	0.7467	0.5791	0.5567	0.7375	0.5666	0.5222
PYG	Guarani	Paraguay	0.0007	0.0006	0.0007	0.0008	0.0006	0.0006
UYU	Uruguayan Peso	Uruguay	0.1227	0.1080	0.1196	0.1242	0.1118	0.1181
CLP	Chilean Peso	Chile	0.0073	0.0054	0.0056	0.0065	0.0056	0.0057
BBD	Barbadian Dollar	Barbados	2.5618	1.9870	1.9101	2.5304	1.9427	1.7918

Disclosure of estimated useful lives of major property, plant and equipment classes [text block]
Buildings (years)		25
Plant and equipment (years)		15
Fixtures (years)		10
Fittings (years)		10
Assets for external use / commercial assets (years)	2	-	5